Investments in Other Companies - Joint Ventures Statement of financial position (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 CLP ($)	Dec. 31, 2017 CLP ($) item	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Joint Ventures
Number of jointly controlled entities | item	2		2
TOTAL ASSETS	$ 52,908,434	$ 31,357,304	$ 32,561,437	$ 31,057,596
TOTAL LIABILITIES	47,147,669	28,049,630	29,016,089	27,882,271
Equity	5,760,765	3,307,674	3,545,348	$ 3,175,325	$ 2,910,975
TOTAL LIABILITIES AND EQUITY	$ 52,908,434	$ 31,357,304	32,561,437
Servipag Ltda.
Joint Ventures
Ownership interest	50.00%	50.00%
Current assets		$ 49,477	56,188
Non-current assets		17,350	16,669
TOTAL ASSETS		66,827	72,857
Current liabilities		53,545	56,397
Non-current liabilities		4,686	6,463
TOTAL LIABILITIES		58,231	62,860
Equity		8,596	9,997
TOTAL LIABILITIES AND EQUITY		$ 66,827	72,857
Artikos Chile S.A.
Joint Ventures
Ownership interest	50.00%	50.00%
Current assets		$ 1,150	1,231
Non-current assets		1,028	1,246
TOTAL ASSETS		2,178	2,477
Current liabilities		747	823
TOTAL LIABILITIES		747	823
Equity		1,431	1,654
TOTAL LIABILITIES AND EQUITY		$ 2,178	$ 2,477